Collateral receivables and collateral payables - Collateral receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Collateral receivables and collateral payables
Collateral receivables	$ 8,534	$ 3,407
BTC
Collateral receivables and collateral payables
Collateral receivables	4,065
ETH
Collateral receivables and collateral payables
Collateral receivables		124
USDC
Collateral receivables and collateral payables
Collateral receivables	3,970	2,936
USDT
Collateral receivables and collateral payables
Collateral receivables	$ 499	$ 347